Other Noncurrent Assets (Details) - Schedule of amortizations of the prepayment for lease of land use right	Mar. 31, 2023 USD ($)
Schedule Of Amortizations Of The Prepayment For Lease Of Land Use Right Abstract
2023	$ 19,328
2024	19,328
2025	19,328
2026	19,328
2027	19,328
Thereafter	$ 594,897